REVENUE - Assets and liabilities arising from contracts with customers (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Contract balances
Receivables (billed)	$ 708	$ 537
Receivables (unbilled)	45	46
Contract liabilities	(224)	(137)
Capitalized costs
Customer acquisition costs	$ 94	$ 87